Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash Flows From Operating Activities
Net loss	$ (15,103,722)	$ (5,326,724)	$ (6,659,899)	$ (16,474,688)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	844,091	974,164	1,302,384	3,663,953
Bad debt expense (recovery)	(85,535)	175,463	(143,774)	492,906
Impairment expense	24,881	0	0	4,420,539
Loss on shares issued in settlement of consulting agreement	152,629	0
Loss or (gain) on debt settlement	8,521,149	(178,749)	0	(1,205,195)
Equity based compensation expense	5,076,167	1,106,460	1,490,903	4,106,040
Loss on fair value of marketable securities	246,532	0	170,383	42,270
(Gain) on assets sale	(1,763,430)	0
Warrant modification expense			0	152,244
Change in fair value of warrant liability	(72,755)	0	(96,000)	0
Amortization of debt discount and debt costs	177,072	1,212,006	1,346,280	499,031
Loss on loan amendment			(193,355)
Factoring discount fee and interest		20,480	22,009	179,303
Change in fair value of earn-out liability			0	26,604
Gain on sale of intangible assets			0	(250,000)
Changes in assets and liabilities:
Decrease (increase) in accounts receivable	451,844	(99,801)	1,967,824	(1,492,093)
Increase (decrease) in prepaid expenses and other current assets	99,101	(684)	95,623	253,149
Increase in accounts payable and accrued liabilities	(230,885)	277,632	(18,489)	(594,967)
Investment in Marketable Securities			(382,144)	0
Decrease in accounts receivable - related parties			0	49,033
Decrease in accounts payable and accrued liabilities - related parties			0	(163,672)
(Decrease) increase in deferred revenue	(44,431)	(32,696)	(65,371)	(531,231)
Net cash (used) in operating activities	(1,707,292)	(1,872,449)	(947,299)	(6,948,288)
Cash Flows From Investing Activities:
Proceeds from sale of assets	1,763,430
Capitalized software development costs			0	(1,325,491)
Proceeds from sale of intangible assets			0	1,050,000
Purchase of property and equipment			0	(74,606)
Net cash provided by investing activities	1,763,430		0	(350,097)
Cash Flows From Financing Activities:
Repayment of ERC advances	0	(450,000)	(450,000)	0
Proceeds from notes			0	4,077,127
Proceeds from ERC advances	0	450,000	450,000	0
Deferred payroll taxes			0	(79,244)
Issuance of common stock, net of fees	2,230,975	785,509
Payments of promissory notes	(592,057)
Repayments of notes	(1,071,552)	(495,473)	(668,478)	(2,013,661)
Proceeds from factoring agreement		871,821	871,821	7,303,537
Repayments of factoring agreement		(175,127)	(215,127)	(3,705,876)
Purchase of preferred shares pursuant to recapitalization		(80,000)
Gross proceeds from exercise of warrants	592,057	315,178	315,178	0
Issuance of common stock, net of equity issuance costs of $280,490			(785,509)
Purchase of preferred shares pursuant to recapitalization			(80,000)
Net cash provided by financing activities	1,159,423	1,221,908	1,008,903	5,661,127
Net increase (decrease) in cash	1,215,561	(650,541)	61,604	(1,637,258)
Cash, beginning of period	1,008,408	946,804	946,804	2,584,062
Cash, end of period	2,223,969	296,263	1,008,408	946,804
Supplemental disclosures of cash flow information:
Cash paid during the period for interest	150,461	256,552	323,141	256,648
Cash paid during the period for income taxes			0	0
Supplemental schedule of non-cash investing and financing activities:
Issuance of common stock issued upon conversion of note payable	273,673
Issuance of common stock upon exercise of warrants and conversion of debt	1,115,437
Issuance of common stock from conversion of Preferred stock, Series E	9
Warrants issued in connection with purchase of intangible assets	480,358
Issuance of common stock for debt settlements	11,029,647
Issuance of common stock issued upon purchase of intangible assets	647,055
Offering costs as a result of modification of warrants to induce exercise		10,400
Debt issuance costs accrued		50,000	50,000	0
Debt discount on warrants granted with notes		600,000
Accounts receivable owed under factoring agreement collected directly by factor		1,000,020	959,980	3,495,683
Purchase price measurement period adjustment to goodwill and accounts receivable			0	$ 35,644
Common shares issued to settle accrued liability				409,036
Debt discount on warrants granted with notes			0	$ 1,632,842
Deemed dividends	$ 0	$ (503,643)	(503,642)	(1,921,213)
Offering costs as a result of modification of warrants to induce exercise			10,400	0
Financing of insurance premium			92,174	0
Debt Discount on loan amendment			50,000	0
Transfer of accrued interest to loan principal upon loan amendment			$ 80,555	$ 0